Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	3,101	3,008	3,397
Weighted average remaining contractual life (years) | year	5.49
Weighted average exercise price (in CAD per share)	$ 37.06	$ 33.88	$ 34.19
$18.00 to $24.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	624
Weighted average remaining contractual life (years) | year	2.63
Weighted average exercise price (in CAD per share)	$ 21.28
$18.00 to $24.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	18.00
$18.00 to $24.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 24.00
$24.01 to $30.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	350
Weighted average remaining contractual life (years) | year	3.74
Weighted average exercise price (in CAD per share)	$ 27.79
$24.01 to $30.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	24.01
$24.01 to $30.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 30
$30.01 to $35.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	308
Weighted average remaining contractual life (years) | year	1.82
Weighted average exercise price (in CAD per share)	$ 31.11
$30.01 to $35.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	30.01
$30.01 to $35.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 35
$35.01 to $45.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	949
Weighted average remaining contractual life (years) | year	6.23
Weighted average exercise price (in CAD per share)	$ 39.45
$35.01 to $45.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	35.01
$35.01 to $45.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 45
$45.01 to $53.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	870
Weighted average remaining contractual life (years) | year	8.75
Weighted average exercise price (in CAD per share)	$ 51.62
$45.01 to $53.96 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	45.01
$45.01 to $53.96 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 53.96